Statements of Net Assets Available for Benefits - EBP 016 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 31,003,988	$ 34,846,093
Employer contributions receivable	0	18,515
Participant contributions receivable	0	25,687
Notes receivable from participants	620,451	1,051,937
Net assets available for benefits	$ 31,624,439	$ 35,942,232